UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2017

CFL-QTLY-0717
1.802197.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
California - 96.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,304
Series 2012 A:
5% 8/1/24	1,050	1,209
5% 8/1/25	1,245	1,424
5% 8/1/27	300	340
5% 8/1/28	400	451
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,715
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,209
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	949
5.4% 10/1/24 (Pre-Refunded to 10/1/17 @ 100)	4,585	4,654
5.45% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,160	5,238
Series 2004:
0% 10/1/19	7,920	7,740
0% 10/1/19	630	595
Series 2013 A:
5% 10/1/24	7,750	9,190
5% 10/1/25	5,245	6,192
Series 2016 B:
5% 10/1/34	2,500	2,830
5% 10/1/35	4,000	4,514
5% 10/1/36	2,250	2,532
5% 10/1/37	2,200	2,472
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,699
5% 12/1/20 (AMBAC Insured)	2,810	2,865
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,309
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,223
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,244
0% 9/1/22 (FSA Insured)	5,150	4,645
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,619
5% 8/1/32	1,345	1,630
5% 8/1/33	1,805	2,170
5% 8/1/34	3,000	3,580
5% 8/1/35	4,000	4,746
5% 8/1/39	17,680	20,147
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/26	5,000	5,354
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,103
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,296
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,119
1.5%, tender 4/2/18 (a)	1,000	1,002
1.875%, tender 4/1/19 (a)	6,250	6,317
Series 2014 E, 2% 4/1/34	6,000	6,122
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,771
5% 6/1/25	4,355	5,069
5% 6/1/27	2,755	3,195
5% 6/1/28	3,045	3,525
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,626
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,586
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	997
0% 8/1/18 (AMBAC Insured)	2,000	1,953
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,676
Series AI, 5% 12/1/25	2,700	3,132
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	5,908
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,871
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,339
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,531
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,841
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	6,000	6,077
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,876
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,058
4% 9/1/22	740	781
4% 9/1/23	1,080	1,138
4% 9/1/24	1,125	1,184
5% 9/1/19	400	436
5% 9/1/39	5,000	5,371
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2016:
5% 9/1/36	7,630	9,022
5% 9/1/37	13,000	15,325
4.5% 8/1/30	35	35
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	3,000	3,094
5% 9/1/21	1,000	1,159
5% 10/1/22	1,355	1,477
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,848
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	1,600	1,628
5% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	3,500	3,573
5% 9/1/26	5,000	6,269
5% 10/1/26	6,065	7,340
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	107
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,029
5.25% 3/1/38	3,740	3,847
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,802
5.5% 11/1/39	1,810	1,998
6% 4/1/18	1,570	1,637
6% 3/1/33	16,330	18,445
6% 4/1/38	1,190	1,297
6.5% 4/1/33	11,650	12,824
California Health Facilities Fing. Auth. Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	6,964
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,115
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,946
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,899
5% 11/15/23	2,000	2,317
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,176
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	97
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,275
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,276
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,087
Series 2008 A3, 5.5% 11/15/40	3,090	3,558
Series 2011 A, 5% 3/1/20	3,250	3,582
Series 2011 D:
5% 8/15/22	900	1,043
5% 8/15/23	700	810
5% 8/15/25	2,000	2,310
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,100
5% 12/1/32	1,000	1,018
5% 12/1/42	3,000	3,049
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,380
California Muni. Fin. Auth. Rev.:
( Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,073
( Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,222
5% 6/1/33	1,000	1,172
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	363
5% 10/1/28	1,040	1,236
5% 10/1/30	1,000	1,172
5% 10/1/32	1,000	1,157
5% 10/1/34	1,000	1,162
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	854
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,198
4% 5/15/30	1,575	1,711
4% 5/15/31	2,150	2,320
5% 5/15/33	895	1,045
5% 5/15/34	1,000	1,162
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19	300	323
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	284
5% 8/15/29	245	297
5% 8/15/30	225	271
5% 8/15/33	750	889
5% 8/15/36	1,435	1,680
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,179
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/28	1,000	1,211
5% 6/1/30	1,000	1,192
5% 6/1/35	1,000	1,162
Series 2016 A:
5% 11/1/36 (b)	1,000	1,074
5% 11/1/46 (b)	1,000	1,033
Series 2017 A:
5% 7/1/29 (c)	575	678
5% 7/1/31 (c)	1,000	1,165
5% 7/1/32 (c)	1,400	1,622
5% 7/1/33 (c)	1,000	1,152
5% 7/1/34 (c)	1,395	1,599
5% 7/1/35 (c)	1,500	1,707
5% 7/1/36 (c)	1,500	1,702
5% 7/1/37 (c)	1,250	1,414
5% 7/1/42 (c)	2,750	3,093
5% 7/1/47 (c)	3,000	3,358
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,928
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(d)	7,500	7,893
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	916
5% 7/1/32 (b)	750	829
5% 7/1/37 (b)	2,100	2,274
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,111
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,899
5.25% 10/1/24	4,170	4,845
5.25% 10/1/25	2,875	3,338
5.75% 10/1/31	4,000	4,670
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,285	2,421
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,470
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,015
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,210
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,158
5% 4/1/25	5,300	6,133
Series 2012 G, 5% 11/1/25	2,500	2,933
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,473
5% 12/1/23	2,800	3,240
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	1,800	1,998
Series 2009 I:
5.5% 11/1/23 (Pre-Refunded to 11/1/19 @ 100)	1,535	1,701
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,200	1,348
6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,252
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	3,000	3,387
California Statewide Cmntys. Dev. Auth. Series 2016:
3.5% 5/15/36	2,000	1,935
5% 5/15/34	1,250	1,405
5% 5/15/35	1,750	1,956
5% 5/15/40	2,250	2,494
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,135
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,339
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	52
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,416
Series 2016:
5% 10/1/26	1,125	1,325
5% 10/1/27	2,360	2,758
5% 10/1/28	1,230	1,427
5% 10/1/29	675	776
5% 10/1/30	1,100	1,258
5% 10/1/33	1,850	2,085
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,937
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,593
Carlsbad Unified School District Series 2009 B:
0% 5/1/18	1,335	1,322
0% 5/1/19	1,000	978
0% 5/1/34 (e)	5,300	5,693
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (Pre-Refunded to 11/1/17 @ 100)	1,000	1,017
5% 11/1/25 (Pre-Refunded to 11/1/17 @ 100)	3,820	3,885
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,447
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,663
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,218
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,218
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	735
5% 9/1/28	1,250	1,404
5% 9/1/32	1,125	1,251
5% 9/1/35	585	647
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,480
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,444
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,013
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,797
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,965
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,900
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	841
5% 9/1/20 (AMBAC Insured)	925	932
5% 9/1/22 (AMBAC Insured)	1,020	1,027
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,378
5% 6/1/28	2,000	2,366
5% 6/1/29	1,650	1,940
5% 6/1/30	2,500	2,927
5% 6/1/31	1,750	2,047
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,575
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,817
5% 3/1/29	8,125	9,831
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,976
Series 2015:
5% 9/1/27	1,940	2,339
5% 9/1/28	4,125	4,932
5% 9/1/29	4,325	5,129
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,338
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,051
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,882
Series 2016:
5% 9/1/27	1,875	2,182
5% 9/1/28	1,500	1,727
5% 9/1/29	2,000	2,286
5% 9/1/30	1,720	1,954
5% 9/1/31	2,500	2,827
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,626
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,371
0% 10/1/25 (AMBAC Insured)	1,665	1,315
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	942
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,301
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,946
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,506
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,248
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,246
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,193
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,370
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,182
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	6,000	6,905
Series 2017 A1:
5% 6/1/21	2,000	2,257
5% 6/1/22	2,000	2,298
5% 6/1/23	2,000	2,332
5% 6/1/24	3,000	3,546
5% 6/1/25	3,000	3,576
5% 6/1/26	3,000	3,587
5% 6/1/27	3,000	3,609
5% 6/1/28	2,500	2,976
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,705
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,901
5% 9/2/23	1,000	1,135
5% 9/2/24	825	938
5% 9/2/25	500	563
5% 9/2/26	800	904
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,457
5% 9/1/25	1,700	2,054
5% 9/1/26	1,860	2,236
5% 9/1/27	1,725	2,063
5% 9/1/28	1,000	1,190
5% 9/1/29	1,250	1,480
Series 2013 A:
5% 9/1/24	3,830	4,565
5% 9/1/25	4,085	4,856
5% 9/1/26	4,105	4,866
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,956
5% 8/15/28	1,960	2,163
5% 8/15/29	4,225	4,642
5% 8/15/30	4,555	4,988
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	455
5% 8/1/22	450	505
5% 8/1/23	485	544
5% 8/1/24	1,000	1,122
5% 8/1/26	1,370	1,535
5% 8/1/28	760	850
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,558
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,164
5% 8/1/25	1,000	1,160
5% 8/1/26	1,000	1,155
5% 8/1/27	1,000	1,152
5% 8/1/28	1,000	1,149
5% 8/1/29	1,000	1,147
5% 8/1/30	1,000	1,146
5% 8/1/31	1,000	1,144
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,289
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	419
0% 6/1/28 (FSA Insured)	2,995	2,183
0% 6/1/31 (Escrowed to Maturity)	1,465	1,033
0% 6/1/31 (FSA Insured)	8,285	5,285
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,046
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	445
5.75% 8/1/33	170	187
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,897
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,109
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,098
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,470
Series 2015 A, 5% 8/1/29	7,000	8,383
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,357
5% 3/1/23	1,600	1,904
(Disney Parking Proj.):
0% 3/1/18	3,000	2,972
0% 3/1/19	3,200	3,122
0% 3/1/20	1,000	958
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,542
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (d)	1,000	1,141
5% 5/15/24 (d)	795	961
5% 5/15/25 (d)	2,250	2,742
5% 5/15/26 (d)	1,705	2,058
5% 5/15/27 (d)	1,250	1,498
5% 5/15/28 (d)	1,250	1,486
5% 5/15/29 (d)	1,575	1,860
5% 5/15/30 (d)	1,400	1,643
Series 2015 D:
5% 5/15/28 (d)	1,950	2,318
5% 5/15/29 (d)	2,550	3,011
5% 5/15/30 (d)	2,000	2,347
5% 5/15/31 (d)	2,540	2,967
5% 5/15/41 (d)	3,240	3,688
Series 2016 A:
5% 5/15/29 (d)	2,500	2,969
5% 5/15/30 (d)	2,500	2,950
5% 5/15/31 (d)	3,000	3,522
5% 5/15/32 (d)	3,500	4,087
5% 5/15/33 (d)	2,000	2,324
5% 5/15/35 (d)	2,000	2,307
5% 5/15/42 (d)	7,500	8,549
Series 2016 B:
5% 5/15/22 (d)	1,000	1,162
5% 5/15/26 (d)	1,600	1,947
5% 5/15/27 (d)	1,000	1,207
5% 5/15/36 (d)	3,600	4,140
5% 5/15/41 (d)	3,750	4,278
Series 2017 B:
5% 5/15/23 (d)	1,000	1,186
5% 5/15/24 (d)	1,500	1,808
5% 5/15/25 (d)	1,750	2,125
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	125	125
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,097
5% 7/1/30	19,905	23,711
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,343
5% 7/1/42	3,500	4,083
5% 7/1/46	3,415	3,970
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (d)	1,500	1,819
7.6% 10/1/18 (Escrowed to Maturity)	3,010	3,162
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,443
Series 2014 A:
5% 5/1/24	325	396
5% 5/1/25	540	651
5% 5/1/29	500	592
5% 5/1/30	1,000	1,180
5% 5/1/31	1,555	1,827
Series 2014 B:
5% 5/1/24	200	244
5% 5/1/25	225	271
5% 5/1/29	500	592
5% 5/1/30	400	472
5% 5/1/31	400	470
Series 2016 A:
5% 11/1/21	2,500	2,901
5% 11/1/22	2,500	2,968
Series 2016 B, 5% 11/1/36	1,500	1,738
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,874
Series 2012 B, 5% 6/1/28	4,800	5,607
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	845	916
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,698
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	542
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,437
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	986
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,841
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,246
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,995	2,093
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290	1,354
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,800	3,987
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	2,560	2,595
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,400
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,918
5% 6/1/31	500	580
5% 6/1/32	500	577
5% 6/1/33	1,800	2,065
5% 6/1/35	1,895	2,156
5% 6/1/36	2,000	2,269
5% 6/1/41	6,155	6,922
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,536
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,603
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,110
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,857
5% 9/1/25	1,000	1,109
5% 9/1/26	1,155	1,271
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,912
Series 2015:
4% 9/1/24 (FSA Insured)	330	382
5% 9/1/24 (FSA Insured)	1,000	1,227
5% 9/1/25 (FSA Insured)	680	835
5% 9/1/25 (FSA Insured)	1,400	1,719
5% 9/1/26 (FSA Insured)	500	607
5% 9/1/26 (FSA Insured)	1,500	1,821
5% 9/1/27 (FSA Insured)	455	548
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,840
Series 2006 C, 5% 9/1/17 (AMBAC Insured)	2,735	2,762
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,487
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,810
5% 5/1/37	3,500	4,103
5% 5/1/38	1,500	1,755
5% 5/1/39	1,500	1,752
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,270
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,261
Series 2012, 5% 1/15/25	3,460	3,911
Series 2015 A:
5% 1/15/28	1,225	1,490
5% 1/15/29	1,650	1,994
5% 1/15/30	1,665	2,003
5% 1/15/31	1,520	1,821
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	670	722
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,144
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,365
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,810
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	6,110
Series 2015 A:
5% 8/1/30	1,250	1,502
5% 8/1/30 (FSA Insured)	1,570	1,887
5% 8/1/40	3,500	4,044
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,410
5% 2/1/23	5,000	5,784
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,111
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,529
5% 2/1/36	6,630	7,856
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,749
Palomar Health Rev. Series 2016:
5% 11/1/36	7,970	8,727
5% 11/1/39	5,250	5,701
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,903
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	930
Port of Oakland Rev.:
Series 2007 A, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,221
Series 2011 O, 5% 5/1/22 (d)	4,500	5,042
Series 2012 P:
5% 5/1/22 (d)	4,000	4,598
5% 5/1/24 (d)	2,820	3,216
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,925
5% 6/15/28	2,190	2,644
5% 12/15/28	2,200	2,656
5% 12/15/29	4,825	5,787
5% 12/15/30	3,500	4,314
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,509
Series 2011, 0% 8/1/46	10,150	3,039
Series B:
0% 8/1/33	4,840	2,711
0% 8/1/35	9,000	4,585
0% 8/1/37	6,325	2,938
0% 8/1/41	5,130	1,980
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,077
5% 9/1/30	1,500	1,693
5% 9/1/31	1,265	1,423
5% 9/1/32	1,800	2,015
5% 9/1/33	2,750	3,053
5% 9/1/34	1,230	1,360
5% 9/1/35	1,585	1,747
5% 9/1/36	3,410	3,748
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,093
5% 9/1/26 (FSA Insured)	1,350	1,612
5% 9/1/27 (FSA Insured)	1,700	2,022
5% 9/1/28 (FSA Insured)	1,700	2,009
5% 9/1/29 (FSA Insured)	1,850	2,172
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,543
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,809
5.75% 6/1/48	5,000	5,589
Series 2013 B:
0% 6/1/41	5,000	1,625
0% 6/1/42	6,000	1,856
0% 6/1/43	6,500	1,914
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,093
5% 8/1/27	1,725	2,097
5% 8/1/28	1,935	2,331
5% 8/1/29	2,330	2,782
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,332
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,509
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,590
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,277
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,980
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,442
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,489
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,395	1,500
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,502
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	913
5% 7/1/36	2,000	2,304
5% 7/1/41	6,430	7,330
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,286
Series 2013 A, 5% 8/15/41	2,810	3,218
Series 2016 D:
5% 8/15/27	3,250	4,135
5% 8/15/28	2,500	3,197
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,232
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,499
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,533
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,320
5% 8/1/24 (FSA Insured)	1,250	1,488
5% 8/1/25 (FSA Insured)	2,000	2,375
5% 8/1/27 (FSA Insured)	2,000	2,356
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,389
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,846
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/38 (d)	7,000	7,674
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,990
Series 2015 A, 5% 10/15/44	4,005	4,581
Series 2016:
5% 10/15/29	2,000	2,390
5% 10/15/30	1,000	1,188
5% 10/15/31	650	769
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,810
Series 2016 B:
5% 8/1/38	4,000	4,703
5% 8/1/39	3,520	4,132
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,595
Series 2008 C:
0% 7/1/37	1,300	618
0% 7/1/47	4,000	1,219
Series 2008 E, 0% 7/1/47 (e)	8,700	5,304
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A, 5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,536
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,704
Series 2014 A:
5% 5/1/40 (d)	1,865	2,081
5% 5/1/44 (d)	8,390	9,335
Series 2016 B:
5% 5/1/41 (d)	11,695	13,324
5% 5/1/46 (d)	21,000	23,827
5% 5/1/27	2,310	2,871
5% 5/1/28	2,280	2,804
5% 5/1/29	1,225	1,493
5% 5/1/30	330	399
5% 5/1/32	1,000	1,196
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,101
6.625% 8/1/39	1,000	1,109
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,124
5% 8/1/24	750	839
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,239
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,057
5% 8/1/26 (FSA Insured)	1,055	1,268
5% 8/1/27 (FSA Insured)	1,250	1,495
5% 8/1/28 (FSA Insured)	1,250	1,488
5% 8/1/29 (FSA Insured)	3,150	3,731
5% 8/1/30 (FSA Insured)	4,070	4,797
5% 8/1/31 (FSA Insured)	650	762
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,787
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,710
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,287
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,157
5% 6/1/26	3,000	3,554
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (d)	500	533
5% 3/1/20 (d)	3,500	3,859
5% 3/1/21 (d)	2,750	3,116
Series 2017 A:
5% 3/1/20 (d)	6,370	7,024
5% 3/1/21 (d)	2,750	3,116
5% 3/1/22 (d)	1,750	2,028
5% 3/1/27 (d)	2,480	3,054
5% 3/1/31 (d)	1,100	1,302
5% 3/1/32 (d)	850	1,000
5% 3/1/33 (d)	1,095	1,282
5% 3/1/34 (d)	1,250	1,456
5% 3/1/35 (d)	2,250	2,613
5% 3/1/36 (d)	2,250	2,605
5% 3/1/37 (d)	2,250	2,597
5% 3/1/41 (d)	5,000	5,739
Series 2017 B:
5% 3/1/29	200	243
5% 3/1/30	250	301
5% 3/1/32	235	281
5% 3/1/33	250	297
5% 3/1/34	500	592
5% 3/1/37	3,000	3,514
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,998
5% 10/1/29	675	807
5% 10/1/30	2,000	2,378
5% 10/1/31	2,310	2,738
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,670
Series 2010 B, 0% 8/1/47	9,000	2,679
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,966
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,848
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,798
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,254
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,214
San Mateo-Foster City School District 5% 8/15/22	7,755	9,209
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	987
5% 6/15/26 (FSA Insured)	860	1,019
5% 6/15/27 (FSA Insured)	1,770	2,082
5% 6/15/28 (FSA Insured)	1,865	2,179
5% 6/15/29 (FSA Insured)	1,780	2,066
5% 6/15/30 (FSA Insured)	1,150	1,329
5% 6/15/31 (FSA Insured)	1,000	1,151
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,179
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,014
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,062
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,542
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,814
0% 9/1/22 (AMBAC Insured)	2,900	2,603
0% 9/1/25 (AMBAC Insured)	6,800	5,501
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	784
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,450
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,141
5% 4/1/34	2,000	2,335
5% 4/1/36	3,000	3,477
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,128
5% 8/15/26	1,975	2,186
5% 8/15/27	700	772
5% 8/15/28	1,000	1,100
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,883
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	365
5% 8/1/25 (FSA Insured)	750	905
5% 8/1/27 (FSA Insured)	265	316
5% 8/1/28 (FSA Insured)	510	604
5% 8/1/38 (FSA Insured)	2,500	2,858
5% 8/1/42 (FSA Insured)	4,650	5,299
5% 7/1/23 (FSA Insured)	1,270	1,485
5% 7/1/24 (FSA Insured)	1,350	1,575
5% 7/1/25 (FSA Insured)	1,060	1,234
5% 7/1/26 (FSA Insured)	1,110	1,289
5% 7/1/27 (FSA Insured)	1,065	1,234
5% 1/1/29 (FSA Insured)	600	692
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,898
5% 9/1/25 (FSA Insured)	3,500	4,191
5% 9/1/26 (FSA Insured)	8,000	9,640
5% 9/1/27 (FSA Insured)	4,000	4,780
5% 9/1/28 (FSA Insured)	3,500	4,148
5% 9/1/29 (FSA Insured)	2,000	2,352
Sweetwater Union High School District 5% 9/1/21	4,705	5,400
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,046
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,342
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	996
5% 11/15/25 (FSA Insured)	800	981
5% 11/15/26 (FSA Insured)	965	1,171
5% 11/15/27 (FSA Insured)	1,500	1,804
5% 11/15/28 (FSA Insured)	1,165	1,391
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,371
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	987
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,808
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,106
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,005
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,823
Series 2017 AV:
5% 5/15/29	2,500	3,117
5% 5/15/34	2,000	2,418
5% 5/15/35	5,000	6,021
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,123
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,283
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,420
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,571
5% 8/1/30	6,710	7,982
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,175
5% 11/1/25	1,000	1,172
5% 11/1/26	1,000	1,171
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,901
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,711
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	785
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,726
5.5% 8/1/38	1,500	1,829
5.5% 8/1/40	5,000	6,090
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,208
6.25% 7/1/39	7,015	7,497
Series 2010 A, 5.5% 7/1/38	3,100	3,364
Series A:
5% 7/1/23	1,460	1,463
5% 7/1/25	1,665	1,668
West Contra Costa Unified School District:
Series 2012, 5% 8/1/32	8,265	9,491
Series 2014 A:
5% 8/1/23	365	441
5% 8/1/24	2,195	2,694
5% 8/1/25	2,555	3,094
5% 8/1/26	2,550	3,073
5% 8/1/27	1,150	1,381
5% 8/1/28	1,000	1,195
5% 8/1/29	1,675	1,992
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,908
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,454
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,929

TOTAL CALIFORNIA		1,861,487

Guam - 1.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	825	855
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,410
5% 12/1/24	3,000	3,477
5% 12/1/25	2,500	2,911
5% 12/1/26	2,000	2,329
5% 12/1/27	2,000	2,302
5% 12/1/31	2,500	2,805
5% 12/1/33	2,000	2,220
5% 12/1/34	1,750	1,934
5% 12/1/36	1,000	1,097

TOTAL GUAM		23,340

TOTAL MUNICIPAL BONDS
(Cost $1,763,508)		1,884,827

Municipal Notes - 1.5%
California - 1.5%
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.8% 6/1/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)(d)	10,700	$10,700
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.) Series 2001 W3, 0.82% 6/1/17, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,900	4,900
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)(f)	12,700	12,700
TOTAL CALIFORNIA
(Cost $28,300)		28,300
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,791,808)		1,913,127
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,553
NET ASSETS - 100%		$1,921,680

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,126,000 or 0.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,791,322,000. Net unrealized appreciation aggregated $121,805,000, of which $128,061,000 related to appreciated investment securities and $6,256,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2017

CSI-QTLY-0717
1.832123.111

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.0%
	Principal Amount	Value
California - 86.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/18	2,645,000	2,768,733
5% 8/1/22	1,655,000	1,901,181
Series 2012 A:
4% 8/1/21	1,200,000	1,331,664
5% 8/1/19	1,200,000	1,301,556
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,419,513
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,917,923
Series 2013 A:
5% 10/1/19	1,000,000	1,088,200
5% 10/1/20	1,730,000	1,940,437
5% 10/1/21	2,725,000	3,135,004
Series 2016 A:
4% 10/1/21	1,250,000	1,361,113
4% 10/1/23	850,000	937,712
5% 10/1/22	1,250,000	1,436,363
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/21	2,470,000	2,615,557
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	398,259
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	488,431
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,296,380
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,119,070
1.5%, tender 4/2/18 (a)	1,000,000	1,001,980
1.875%, tender 4/1/19 (a)	16,250,000	16,423,388
Series 2014 E, 2% 4/1/34	3,000,000	3,061,140
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,106,518
Series 2011 N, 5% 5/1/19	5,000,000	5,391,350
5% 5/1/22	7,000,000	8,270,780
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	433,663
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,557,005
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,917,799
California Edl. Facilities Auth. Rev. Series U5, 5% 5/1/21	8,000,000	9,206,000
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	264,810
5% 9/1/17	400,000	404,064
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,251,090
4%, tender 12/1/21 (a)	4,000,000	4,408,640
4% 5/1/23	2,440,000	2,804,316
5% 9/1/21	6,080,000	7,048,362
5% 9/1/21	2,000,000	2,318,540
5% 2/1/22	3,850,000	4,512,354
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,020,450
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,523,333
Series 2016 B3, 2%, tender 10/1/25 (a)	7,470,000	7,401,874
Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	9,935,300
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
4% 11/15/17	1,000,000	1,011,600
5% 11/15/21	1,450,000	1,649,984
(Sutter Health Proj.) Series 2011 B, 4% 8/15/17	1,000,000	1,006,310
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.58%, tender 6/1/17 (a)	3,000,000	3,000,090
Series 2011 A, 5% 3/1/19	5,010,000	5,344,618
Series 2011 D:
5% 8/15/19	1,500,000	1,631,595
5% 8/15/20	1,460,000	1,639,215
Series 2011:
5% 8/15/19	2,000,000	2,174,100
5% 8/15/20	2,000,000	2,248,180
Series 2014 A:
5% 10/1/19	1,250,000	1,364,475
5% 10/1/20	1,200,000	1,352,664
5% 10/1/21	500,000	579,215
5% 10/1/22	1,650,000	1,956,389
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A2, 1.231%, tender 4/1/19 (a)	10,000,000	10,097,300
California Muni. Fin. Auth. Rev.:
( Biola Univeristy, Inc. Proj.) Series 2017, 5% 10/1/20	305,000	339,883
( Univ. of Verne Proj.) Series 2017 A, 5% 6/1/23	700,000	829,689
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	426,184
5% 10/1/22	265,000	305,956
5% 10/1/23	415,000	484,288
5% 10/1/24	370,000	435,583
(Biola Univeristy, Inc.Proj.) Series 2017, 4% 10/1/19	405,000	430,600
(Channing House Proj.) Series 2017 A, 5% 5/15/26	360,000	438,494
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,227,240
5% 5/15/24	910,000	1,095,331
5% 5/15/27	350,000	427,651
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/18	1,645,000	1,711,030
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	258,377
5% 8/15/23	225,000	268,767
5% 8/15/24	285,000	344,993
5% 8/15/25	735,000	898,391
5% 8/15/26	275,000	336,463
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	317,253
5% 6/1/20	200,000	222,184
5% 6/1/21	550,000	627,242
5% 6/1/22	625,000	728,131
5% 6/1/25	1,250,000	1,514,300
Series 2010 A. 5% 7/1/22	1,850,000	2,038,404
Series 2017 A:
5% 7/1/24 (b)	1,000,000	1,195,410
5% 7/1/25 (b)	750,000	896,963
5% 7/1/26 (b)	1,000,000	1,194,760
5% 7/1/27 (b)	800,000	959,336
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,041,880
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	5,930,000	6,283,250
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,143,550
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,119,330
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,134,670
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,134,670
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17 (Escrowed to Maturity)	2,900,000	2,941,586
Series 2011 A, 5% 10/1/21	4,230,000	4,901,132
Series 2012 A, 5% 4/1/20	1,800,000	1,998,252
Series 2012 G, 5% 11/1/21	1,500,000	1,741,770
Series 2014 H, 5% 12/1/18	5,000,000	5,304,800
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	2,700,000	2,966,220
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,304,530
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,074,110
Series 2009 J, 5% 11/1/17	2,700,000	2,745,900
Series 2014 B:
5% 10/1/21	1,000,000	1,158,660
5% 10/1/22	1,225,000	1,451,772
Series 2014 C:
5% 10/1/21	1,355,000	1,569,984
5% 10/1/22	1,000,000	1,185,120
Series 2014 G, 5% 1/1/18	5,000,000	5,120,800
5% 9/1/20	3,500,000	3,936,660
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,691,750
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,065,230
5% 5/15/20	575,000	628,745
5% 5/15/21	825,000	919,413
5% 5/15/22	1,000,000	1,135,010
5% 5/15/23	1,250,000	1,441,750
5% 5/15/24	1,000,000	1,168,870
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	1,000,000	1,004,300
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	527,985
Series 2016:
5% 10/1/22	725,000	825,239
5% 10/1/24	2,030,000	2,367,589
5% 10/1/25	1,010,000	1,186,184
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,324,960
5% 9/1/20	1,285,000	1,426,209
5% 9/1/22	500,000	576,390
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,449,693
4% 9/1/20	1,665,000	1,788,426
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	532,460
Eastern Muni. Wtr. Distr. Rfdg. Wtr. and Wastewtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,134,031
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	607,637
5% 9/1/22	1,295,000	1,511,848
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	539,430
4% 3/1/21	625,000	688,550
5% 3/1/22	500,000	582,745
5% 3/1/23	500,000	594,965
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	498,729
5% 9/1/23	775,000	926,776
5% 9/1/24	1,000,000	1,214,740
Series 2016:
4% 9/1/21	1,130,000	1,223,304
4% 9/1/23	1,500,000	1,640,985
4% 9/1/25	1,915,000	2,099,223
Elk Grove Unified School Distr. Cert. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,679,733
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,374,470
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,656,977
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,772,192
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,588,565
5% 7/1/22	900,000	1,066,824
5% 7/1/23	750,000	909,075
5% 7/1/24	1,000,000	1,234,760
Fullerton School District:
4% 8/1/17	600,000	603,096
5% 8/1/18	500,000	524,040
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/21	5,000,000	5,700,100
Series 2017 A1:
5% 6/1/21	1,000,000	1,128,400
5% 6/1/22	1,000,000	1,148,940
5% 6/1/23	1,000,000	1,166,070
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/17	1,080,000	1,097,960
5% 11/1/18	1,135,000	1,198,696
5% 11/1/19	635,000	691,725
5% 11/1/20	670,000	751,599
5% 11/1/21	455,000	522,850
5% 11/1/22	745,000	874,392
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,107,060
4% 9/2/20	1,000,000	1,072,550
5% 9/2/20	800,000	883,168
5% 9/2/22	750,000	858,203
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	560,170
5% 9/1/21	615,000	706,893
5% 9/1/22	615,000	722,705
5% 9/1/23	1,205,000	1,441,783
Series 2013 A:
5% 9/1/21	1,000,000	1,148,530
5% 9/1/22	2,000,000	2,348,060
5% 9/1/23	1,500,000	1,792,785
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/17	175,000	175,903
5% 8/1/19	250,000	271,998
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,039,360
3% 8/1/23	1,100,000	1,208,218
4% 8/1/24	700,000	819,861
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	560,850
5% 3/1/21	500,000	568,665
5% 9/1/21	1,270,000	1,462,596
5% 3/1/22	1,000,000	1,164,990
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,135,570
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,423,150
Series 2014 B, 5% 7/1/19	450,000	488,084
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,765,126
Series 2014 A, 5% 5/1/23	475,000	569,506
Series 2014 B, 5% 5/1/23	200,000	239,792
Los Angeles Unified School District Series 2016:
4% 7/1/23	3,000,000	3,450,630
5% 7/1/23	2,000,000	2,416,420
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,066,423
Series 2012 A, 5% 10/1/19	5,000,000	5,455,450
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,930,750
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17 (Escrowed to Maturity)	85,000	85,199
Marin County Gen. Oblig. Ctfs. of Prtn. 3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,741,020
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 0.94%, tender 6/1/17 (a)	7,000,000	7,000,000
Series 2016, 0.9%, tender 6/1/17 (a)	7,000,000	7,000,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,087,300
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,719,805
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,774,992
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,843,296
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,101,326
0% 8/1/24	2,700,000	2,326,752
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,168,916
Newport Mesa Unified School District Series 2010, 4% 8/1/17	500,000	502,580
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/17	2,750,000	2,758,168
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,827,880
5% 12/1/20	8,110,000	9,136,158
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	629,138
Series 2013:
5% 8/1/17	2,250,000	2,264,895
5% 8/1/18	1,000,000	1,048,080
5% 8/1/19	1,000,000	1,086,200
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,419,240
5% 8/1/24	1,900,000	2,337,969
5% 8/1/24 (FSA Insured)	2,020,000	2,485,630
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,833,577
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	452,300
4% 8/1/18	200,000	207,346
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,617,725
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A, 4% 10/1/17	420,000	424,448
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,387,179
4% 6/1/20	1,560,000	1,688,825
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,572,979
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,295,180
5% 11/1/26	1,875,000	2,150,475
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	473,130
5% 8/1/18	505,000	529,341
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,167,985
5% 6/15/24	2,440,000	2,933,636
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,049,170
4% 9/1/20	1,170,000	1,247,945
4% 9/15/20	340,000	364,483
4% 9/15/21	325,000	353,324
5% 9/1/21	1,230,000	1,378,682
5% 9/1/22	1,000,000	1,137,800
5% 9/1/23	1,350,000	1,558,980
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,315,213
5% 9/1/21 (FSA Insured)	1,000,000	1,148,530
5% 9/1/22 (FSA Insured)	1,400,000	1,644,412
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,937,678
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,760,000	2,888,947
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,543,076
5% 8/1/24	1,500,000	1,832,145
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	880,000	946,088
Series 1993 B, 5.4% 11/1/20	2,000,000	2,150,200
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,594,535
5% 8/15/20	5,500,000	6,186,180
San Bernardino Cmnty. College District Series A, 5% 8/1/17	150,000	150,999
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,544,548
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,323,075
5% 8/1/22 (FSA Insured)	1,500,000	1,764,390
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,224,730
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,638,019
5% 10/15/25	1,605,000	1,992,142
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2016, 5% 5/15/21	2,500,000	2,876,375
4% 5/15/21	4,225,000	4,698,411
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,900,028
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,118,300
5% 8/1/21	1,000,000	1,149,190
5% 8/1/22	175,000	205,846
4% 8/1/17	2,170,000	2,180,590
4% 8/1/17	230,000	231,136
5% 8/1/18	2,215,000	2,317,820
5% 8/1/18	285,000	298,466
5% 8/1/19	2,050,000	2,221,196
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	381,401
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	184,138
5% 8/1/21 (FSA Insured)	150,000	171,920
5% 8/1/23 (FSA Insured)	400,000	478,896
5% 8/1/24 (FSA Insured)	750,000	912,128
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,303,910
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,295,404
Series 2013 A, 4% 6/1/21	1,000,000	1,110,390
San Jose Int'l. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,035,260
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,166,554
5% 10/1/23	900,000	1,071,945
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,826,536
5% 8/15/21	7,105,000	8,234,553
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	401,014
5% 6/15/20 (FSA Insured)	1,000,000	1,108,240
5% 6/15/21 (FSA Insured)	500,000	568,780
5% 6/15/22 (FSA Insured)	1,000,000	1,162,570
5% 6/15/23 (FSA Insured)	630,000	746,248
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,956,479
Santa Monica Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	934,014
4% 6/1/20	770,000	838,091
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,190,720
5% 9/1/21	1,250,000	1,448,525
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,041,010
5% 8/15/21	750,000	842,003
5% 8/15/22	750,000	849,638
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,776,600
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,756,503
5% 7/1/21 (FSA Insured)	1,200,000	1,375,536
5% 7/1/22 (FSA Insured)	1,220,000	1,431,048
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,132,190
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,236,050
5% 9/1/19 (FSA Insured)	5,000,000	5,397,600
5% 9/1/21 (FSA Insured)	1,025,000	1,161,397
5% 9/1/22 (FSA Insured)	3,370,000	3,890,328
5% 9/1/23 (FSA Insured)	3,000,000	3,517,650
Sweetwater Union High School District:
4.5% 9/1/17	500,000	504,520
5% 9/1/19	1,000,000	1,085,070
5% 9/1/20	1,000,000	1,118,650
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,050,950
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,500,000	6,510,855
Upland Gen. Oblig. Ctfs. of Prtn. 5% 1/1/18	2,220,000	2,260,226
Vacaville Unified School District:
Series 2014 C:
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,035,232
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,363,181
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,765,635
Series 2015 A:
4% 8/1/17	1,000,000	1,005,080
4% 8/1/18	845,000	875,437
5% 8/1/19	300,000	325,860
5% 8/1/20	200,000	224,454
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	275,060
5% 1/1/21	250,000	283,590
5% 1/1/22	350,000	407,131
Washington Township Health Care District Rev. Series 2010 A, 5% 7/1/17	1,000,000	1,002,370
West Contra Costa Unified School District:
Series 2012 B, 4% 8/1/17	850,000	854,318
Series 2014 A:
4% 8/1/17	1,200,000	1,206,096
4% 8/1/20	2,715,000	2,962,934
4% 8/1/21	1,355,000	1,509,497
5% 8/1/18	2,630,000	2,754,899
5% 8/1/19	2,325,000	2,525,415
5% 8/1/22	575,000	679,805
5% 8/1/23	1,500,000	1,811,490
Series 2015 B, 5% 8/1/19	1,290,000	1,401,198
5% 8/1/18 (FSA Insured)	1,500,000	1,571,235
5% 8/1/19 (FSA Insured)	1,500,000	1,629,300
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,542,955
Wiseburn Unified School District Series 2015 B:
4% 8/1/17	2,485,000	2,497,624
5% 8/1/18	2,680,000	2,807,273
5% 8/1/19	2,925,000	3,177,779
5% 8/1/21	1,690,000	1,950,277

TOTAL CALIFORNIA		674,957,999

Guam - 1.2%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/17	350,000	356,237
5% 12/1/18	760,000	798,099
5% 12/1/19	1,500,000	1,618,215
5% 12/1/20	2,000,000	2,200,520
5% 12/1/23	2,140,000	2,464,360
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,660,230

TOTAL GUAM		9,097,661

TOTAL MUNICIPAL BONDS
(Cost $669,146,907)		684,055,660

Municipal Notes - 11.1%
California - 11.1%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 H, 0.76% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800,000	$1,800,000
Series 2009 H, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	33,150,000	33,149,987
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.) Series 2009 A, 0.69% 6/1/17, LOC MUFG Union Bank NA, VRDN (a)	10,000,000	10,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.72% 6/1/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	21,700,000	21,700,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.69% 6/1/17, VRDN (a)	6,000,000	6,000,000
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.73% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,500,000	5,500,000
Irvine Impt. Bond Act of 1915:
(Assessment District #00-18 Proj.) Series A, 0.76% 6/1/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,583,000	5,583,000
(Assessment District #97-17 Proj.) 0.76% 6/1/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,600,000	2,600,000
TOTAL MUNICIPAL NOTES
(Cost $86,332,996)		86,332,987
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $755,479,903)		770,388,647
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,300,641
NET ASSETS - 100%		$777,689,288

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $755,478,850. Net unrealized appreciation aggregated $14,909,797, of which $15,810,388 related to appreciated investment securities and $900,591 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017